Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 Segment	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Segment Information [Abstract]
Number of containerships acquired | Vessel			2
Number of reportable segments | Segment	2	2
Segment Information [Abstract]
Time charter revenues		$ 97,515,511	$ 150,216,130	$ 102,785,442
Total vessel revenues		97,515,511	150,216,130	102,785,442
Voyage expenses (including charges from related party)		(5,052,228)	(3,721,277)	(1,891,265)
Vessel operating expenses		(41,913,628)	(41,259,554)	(26,841,600)
Management fees to related parties		(7,167,397)	(6,562,400)	(4,890,900)
Depreciation and amortization		(22,076,831)	(18,535,237)	(10,528,711)
Provision for doubtful accounts		0	0	(2,483)
Net gain on sale of vessels		6,383,858	0	0
Operating income		22,007,914	73,093,725	55,364,173
Interest and finance costs		(11,259,643)	(7,681,482)	(2,348,987)
Interest income		3,209,886	1,355,491	74,472
Foreign exchange (losses)/gains		(92,745)	109,882	13,290
Unallocated general and administrative expenses		(5,681,371)	(7,043,937)	(3,266,310)
Dividend income on equity securities		1,312,222	24,528	0
Dividend income from related party		1,166,667	0	0
Gains on equity securities		5,136,649	27,450	0
Net income and comprehensive income from continuing operations, before taxes		21,480,950	66,929,594	53,102,948
Net (loss) / income and Comprehensive (loss) / income from discontinued operations, before taxes		17,513,269	52,979,946	(335,122)
Net income and Comprehensive income, before taxes		38,994,219	119,909,540	52,767,826
Operating Segment [Member]
Segment Information [Abstract]
Operating income		27,689,285	80,137,662
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Time charter revenues		82,996,018	148,930,997	102,785,442
Total vessel revenues		82,996,018	148,930,997	102,785,442
Voyage expenses (including charges from related party)		(4,425,879)	(3,649,944)	(1,891,265)
Vessel operating expenses		(36,876,772)	(40,697,898)	(26,841,600)
Management fees to related parties		(6,469,699)	(6,481,000)	(4,890,900)
Depreciation and amortization		(16,689,989)	(18,039,966)	(10,528,711)
Provision for doubtful accounts		0	0	(2,483)
Net gain on sale of vessels		6,383,858	0	0
Operating income		24,917,537	80,062,189	58,630,483
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Time charter revenues		14,519,493	1,285,133
Total vessel revenues		14,519,493	1,285,133
Voyage expenses (including charges from related party)		(626,349)	(71,333)
Vessel operating expenses		(5,036,856)	(561,656)
Management fees to related parties		(697,698)	(81,400)
Depreciation and amortization		(5,386,842)	(495,271)
Provision for doubtful accounts		0	0
Net gain on sale of vessels		0	0
Operating income		2,771,748	75,473
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(10,883,521)	(7,642,577)	(2,125,307)
Interest income		2,631,798	1,282,756	11,000
Foreign exchange (losses)/gains		(84,127)	105,314	15,999
Dividend income on equity securities		1,312,222	24,528	0
Dividend income from related party		1,166,667	0	0
Gains on equity securities		5,136,649	27,450	0
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs		(376,122)	(38,905)	(223,680)
Interest income		578,088	72,735	63,472
Foreign exchange (losses)/gains		(8,618)	4,568	(2,709)
Unallocated general and administrative expenses		$ (5,681,371)	$ (7,043,937)	$ (3,266,310)